Cover	Mar. 07, 2022
Cover [Abstract]
Entity Registrant Name	AMERICAN BIO MEDICA CORPORATION
Entity Central Index Key	0000896747
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 07, 2022
Entity Incorporation State Country Code	NY
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-28666
Entity Tax Identification Number	14-1702188
Entity Address Address Line 1	122 Smith Road
Entity Address City Or Town	Kinderhook
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12106
City Area Code	518
Local Phone Number	758-8158
Security 12b Title	Common
Trading Symbol	ABMC